Share Based Payments - Narrative (Details)		12 Months Ended
	May 22, 2018	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock conversion ratio	0.10526
Non-cash share based compensation | $		$ 1,415,833	$ 578,703	$ 406,078
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3
Performance share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3
Reserve of share-based payments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Common shares reserved for issuance | shares		1,739,975
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		1.0
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3.0